Transactions with Related Parties (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Transactions and Balances with Related Parties [Abstract]
Directors fee	$ 63	$ 25
Chief Executive Officer fee and bonus provision	68
Provision for bonus and for termination of former Chief Executive Officer of the Company		246
Current liabilities	$ 131	$ 271